Performance Materials Divestiture - Income Information (Details) - USD ($) $ in Thousands		3 Months Ended								12 Months Ended
		Dec. 31, 2020	Sep. 30, 2020	Jun. 30, 2020	Mar. 31, 2020	Dec. 31, 2019	Sep. 30, 2019	Jun. 30, 2019	Mar. 31, 2019	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Discontinued Operations [Line Items]
Equity in net income from affiliated companies										$ 21,065	$ 45,808	$ 37,318
Net income (loss) from discontinued operations, net of tax		$ (352,239)	$ 30,470	$ (18,071)	$ 3,856	$ 9,401	$ 12,546	$ 23,393	$ 3,850	(335,984)	49,190	54,368
Less: Net income (loss) attributable to the noncontrolling interest - discontinued operations		$ (3,837)	$ 298	$ 321	$ 285	$ 230	$ 106	$ 145	$ 290	(2,933)	771	1,321
Discontinued Operations, Disposed of by Sale [Member]
Discontinued Operations [Line Items]
Sales										342,738	373,686	386,921
Cost of goods sold										251,917	281,566	308,679
Selling, general and administrative expenses										33,195	37,364	37,226
Other operating expense, net										18,289	14,462	13,023
Operating income										39,337	40,294	27,993
Equity in net income from affiliated companies										(37)	(12)	(42)
Interest expense, net	[1]									16,210	24,453	22,965
Other (income) expense, net										3,481	274	474
Repayments of long-term debt										275,787
Loss on sale of Performance Materials										70,878	0	0
(Loss) Income from discontinued operations before income tax										(44,233)	15,579	4,596
Provision (benefit) for income taxes										58,008	1,022	(4,646)
Net income (loss) from discontinued operations, net of tax										(102,241)	14,557	9,242
Less: Net income (loss) attributable to the noncontrolling interest - discontinued operations										265	$ 154	$ 213
New Term Loan Facility [Member] | Discontinued Operations, Disposed of by Sale [Member]
Discontinued Operations [Line Items]
Repayments of long-term debt										$ 188,722

[1]	The closing of the transaction triggered the Company’s obligation to provide partial repayment under both its Amended and Restated Term Loan Credit Agreement, dated May 4, 2016, and its New Term Loan Credit Agreement, dated as of July 22, 2020. As such, interest expense has been allocated to discontinued operations on the basis of the Company’s mandatory repayment of $275,787 of the Senior Secured Term Loan Facility due February 2027 and its mandatory payment of $188,722 of the New Senior Secured Term Loan Facility due February 2027.